Document and Entity Information	12 Months Ended
Mar. 31, 2017 shares
Entity Registrant Name	Bonso Electronics International Inc.
Entity Central Index Key	0000846546
Document Type	20-F
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Common Stock
Entity Common Stock, Shares Outstanding	5,577,639
Treasury Stock
Entity Common Stock, Shares Outstanding	568,519